(Loss) earnings per share (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Earnings per Share [Abstract]
Non-vested shares	2,218	3,332
Outstanding warrants	1,138,917	1,138,907	2,674,906
Underwriters Purchase Options Common Shares		66,667	66,667
Underwriters Purchase Options Warrants		1,000,000	1,000,000
Underwriters purchase options common shares expiration date	September 24, 2012
Underwriters purchase options warrants expiration date	September 24, 2012